Note 6 - Operating Segments Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments Reporting
Total Assets Operating Segment
Total Assets by Operating Segments (Millions of euros)
	2018	2017	2016
Spain	354.901	350.520	368.398
United States	82.057	75.775	84.726
Mexico	97.432	90.214	94.229
Turkey	66.250	78.789	84.990
South America	54.373	75.320	77.989
Rest of Eurasia	18.834	17.265	19.586
Subtotal Assets by Operating Segments	673.848	687.884	729.918
Corporate Center and other adjustments	2.841	2.175	1.938
Total Assets BBVA Group	676.689	690.059	731.856

Income By Operating Segment
Main Margins and Profits by Operating Segments (Millions of euros)
		Operating Segments
		BBVA Group	Spain	United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center
2018	Notes
Net interest income		17.591	3.698	2.276	5.568	3.135	3.009	175	(269)
Gross income		23.747	5.968	2.989	7.193	3.901	3.701	414	(420)
Operating profit /(loss) before tax		7.580	1.840	920	3.269	1.444	1.288	148	(1.329)
Profit	55.2	5.324	1.400	736	2.367	567	578	96	(419)
2017
Net interest income		17.758	3.810	2.119	5.476	3.331	3.200	180	(357)
Gross income		25.270	6.162	2.876	7.122	4.115	4.451	468	74
Operating profit /(loss) before tax		6.931	1.189	749	2.960	2.143	1.671	181	(1.962)
Profit	55.2	3.519	877	486	2.170	823	847	128	(1.812)
2016
Net interest income		17.059	3.937	1.923	5.155	3.404	2.930	166	(456)
Gross income		24.653	6.410	2.673	6.799	4.257	4.054	491	(31)
Operating profit /(loss) before tax		6.392	519	589	2.678	1.902	1.533	207	(1.035)
Profit	55.2	3.475	305	442	1.980	596	757	154	(760)